Other liabilities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Undiscounted estimated required cash flow	$ 137	$ 159
Minimum
Disclosure of contingent liabilities [line items]
Undiscounted cash flow, Interest rate	0.0250	0.0327
Provision for decommissioning, restoration, estimated period	12 years
Maximum
Disclosure of contingent liabilities [line items]
Undiscounted cash flow, Interest rate	0.0388	0.0551
Provision for decommissioning, restoration, estimated period	15 years
Provision for decommissioning, landfill closures and site remediation, estimated period	50 years